SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	May 31, 2012	Apr. 15, 2013	Apr. 05, 2013 Royalty Arrangement Cleanfutures	Mar. 31, 2013 Subsequent Event
Shares issued for a license agreement				1,850,000
Cash payed for acquisition by related party				$ 250,000
Promissory notes issued for acquisition by related party				250,000
Total price of acquisition paid by related party				500,000
Shares issued for acquisition of ATAH				6,000,000
Shares issued for acquisition of ATAH, value				3,120,000
Acquisition of ATAH, cash paid				100,000
Acquisition of ATAH, promissory note				400,000
Shares not yet issued in connection with acquisition				277,778
Promissory note for restricted Company shares issued to Clean Futures for a noncompete agreement			1,850,000
Proceeds from the issuance of common stock and warrants	$ 903,000	$ 500,000
Common stock issued		1,000,000
Warrants issued		1,000,000
Exercise price of warrants		0.75